FEDERATED TOTAL RETURN SERIES, INC.

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
December 2, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:      Federated Total Return Series, Inc. (the “Trust” or “Registrant”)
Federated Mortgage Fund
Institutional Service Shares
Institutional Shares
Federated Ultrashort Bond Fund
Class A Shares
Institutional Service Shares
Institutional Shares
1933 Act File No. 33-50773
1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 46 on November 25, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7420.

Very truly yours,

/s/Andrew P. Cross
Andrew P. Cross
Assistant Secretary

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